Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001770450
Registrant Name	Xerox Holdings Corp
Registration File Number	333-299708
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES